Property and Equipment	6 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of June 30, 2024	As of December 31, 2023
Internally-developed software	$904,154	$691,745
Furniture	126,007	126,007
Equipment and vehicles	3,084,381	2,965,961
Property and equipment	4,114,542	3,783,713
Accumulated depreciation	(1,270,918)	(865,393)
	$2,843,624	$2,918,320

Depreciation expense related to the Company’s property and equipment was 199,832 and $164,983 for the three months ended June 30, 2024 and 2023, respectively, and $405,525 and $272,998 for the six months ended June 30, 2024 and 2023, respectively, which are included in depreciation and amortization expense on the accompanying condensed consolidated statements of operations.